Intangible Assets, Net (Details) - Schedule of estimated future amortization of intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Estimated Future Amortization Of Intangible Assets [Abstract]
2023	$ 13,011
2024	11,075
2025	9,048
2026	7,162
2027 and thereafter	11,761
Total	$ 52,057